SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segments | segment	1		1
Number of reportable segments | segment	1		1
Money market funds maturity			90 days
Depreciation and amortization	$ 15,282,029	$ 8,195,731	$ 11,799,691	$ 8,950,435	$ 7,754,938
Prepaid expenses and other assets	26,751,528		14,655,788	11,441,973
Unrecognized tax benefits	0		0	0
Accrued interest or penalties related to uncertain tax positions	$ 0		0	0
Advertising and sales promotion costs			18,224,768	18,827,161	13,091,197
Self insurance cost			8,302,800	8,706,400
Self insurance claim expenses			7,612,800	7,603,500	6,030,000
Self insurance estimation claims			748,000	526,000
Expenses for short-term disability claims			57,700	80,200	134,000
Property and Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization			$ 4,693,926	4,399,438	$ 4,768,406
Property and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and Equipment useful lives			3 years
Property and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and Equipment useful lives			7 years
Costs in progress
Property, Plant and Equipment [Line Items]
Prepaid expenses and other assets			$ 4,390,000	3,470,000
Costs in- service and capitalized
Property, Plant and Equipment [Line Items]
Prepaid expenses and other assets			13,300,000	11,740,000
SaaS implementation costs
Property, Plant and Equipment [Line Items]
Software capitalized			13,300,000
Capitalized software amortization			2,320,000
SaaS implementation costs | Long term prepaid expenses and other assets
Property, Plant and Equipment [Line Items]
Capitalized software, net of amortization			12,970,000	9,620,000
SaaS implementation costs | Short term prepaid expenses and other assets
Property, Plant and Equipment [Line Items]
Capitalized software, net of amortization			$ 2,400,000	$ 1,110,000
Building and building improvements
Property, Plant and Equipment [Line Items]
Property and Equipment useful lives			39 years